Note 18 - Redeemable Non-controlling Interests (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Redeemable Noncontrolling Interest, Equity, Carrying Amount	$ 1,072,066	$ 1,079,306
Subordinate Non-controlling Interest Shares (in shares)	8,200,000
Redemption Amount [Member]
Redeemable Noncontrolling Interest, Equity, Carrying Amount	$ 943,235	$ 1,027,124